Revenue from Contracts with Customers - Schedule of Contract Assets and Contract Liabilities are Classified as Current Assets and Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Contract Assets And Contract Liabilities Are Classified As Current Assets And Current Liabilities Abstract
Contract assets	$ 159,867	$ 14,364
Contract liabilities	$ 734,475	$ 514,903